Net Earnings Per Share (Details) - ILS (₪) shares in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Earnings Per Share [Abstract]
For the calculation of basic net earnings per share, Weighted number of shares	195,016	195,493	178,426
Effect of dilutive potential ordinary shares, Weighted number of shares	42	74	175
For the calculation of diluted net earnings per share, Weighted number of shares	195,058	195,567	178,601
For the calculation of basic net earnings per share, Net income attributable to equity holders of the Company	₪ 493	₪ 787	₪ 620
Effect of dilutive potential ordinary shares, Net income attributable to equity holders of the Company	(6)	(12)	(3)
For the calculation of diluted net earnings per share, Net income attributable to equity holders of the Company	₪ 487	₪ 775	₪ 617